Income Taxes - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 283	$ 174	$ 315
Additions for tax positions related to prior years	37	3	77
Additions for tax positions related to the current year	16	126	9
Reductions for tax positions related to prior years	(15)	(10)	(204)
Settlements	0	(9)	(21)
Lapse of statute of limitations	(3)	(2)	(2)
Currency translation adjustment	0	1	0
Balance at end of year	$ 318	$ 283	$ 174